Stock-Based Incentive Plan (Stock-Based Compensation Plans, Nonvested, Changes During the Year) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of restricted stock awards, granted	1,862,236
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of restricted stock awards, nonvested beginning balance	2,498,316
Weighted average grant-date fair value per share, nonvested beginning balance	$ 22.47
Number of restricted stock awards, granted	1,862,236
Weighted average grant-date fair value per share, granted	$ 30.98
Number of restricted stock awards, released	(819,797)
Weighted average grant-date fair value per share, released	$ 21.81
Number of restricted stock awards, forfeited	(218,919)
Weighted average grant-date fair value per share, forfeited	$ 26.78
Number of restricted stock awards, nonvested ending balance	3,321,836
Weighted average grant-date fair value per share, nonvested ending balance	$ 27.13